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                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 24, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A, B AND C SHARES OF:

   MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER
 MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
          HEALTHCARE FUND AND MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND


               REORGANIZATION OF THE MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for June 1998, and if approved the reorganization will be completed in June 1998.

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                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 24, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS K SHARES OF:

   MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER
   REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL
    COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS
     FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL
        GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN
       TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
  FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET
                                        FUND


               REORGANIZATION OF THE MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for June 1998, and if approved the reorganization will be completed in June 1998.

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 24, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:

   MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
    FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND,
     MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER
   TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM
    TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER
                          TAX-FREE MONEY MARKET FUND AND
                       MUNDER U.S. TREASURY MONEY MARKET FUND


               REORGANIZATION OF THE MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for June 1998, and if approved the reorganization will be completed in June 1998.